Consolidated Statement Of Changes In Shareholders' Equity (USD $) In Millions	Share Capital [Member]	Paid In Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance, Beginning of Year at Dec. 31, 2010	$ 2,352		$ 6,226	$ 915	$ 9,493
Common Shares Issued under Option Plans	2				2
Share-Based Compensation		5			5
Common Shares Issued under Dividend Reinvestment Plan					0
Net Earnings (Loss)			5		5
Dividends on Common Shares			(588)		(588)
Other Comprehensive Income (Loss)				(339)	(339)
Balance, End of Year at Dec. 31, 2011	2,354	5	5,643	576	8,578
Share-Based Compensation		5			5
Common Shares Issued under Dividend Reinvestment Plan					0
Net Earnings (Loss)			(2,794)		(2,794)
Dividends on Common Shares			(588)		(588)
Other Comprehensive Income (Loss)				94	94
Balance, End of Year at Dec. 31, 2012	2,354	10	2,261	670	5,295
Share-Based Compensation		3			3
Common Shares Cancelled	(2)	2			(2)
Common Shares Issued under Dividend Reinvestment Plan	93				93
Net Earnings (Loss)			236		236
Dividends on Common Shares			(494)		(494)
Other Comprehensive Income (Loss)				14	14
Balance, End of Year at Dec. 31, 2013	$ 2,445	$ 15	$ 2,003	$ 684	$ 5,147